Other Liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Other Liabilities Disclosure [Abstract]
Deferred credits	$ 29,227	$ 1,100
Accrued severance pay	1,315	1,278
Deferred revenue	1,095	1,347
Other	1,571	1,642
Other long-term liabilities	$ 33,208	$ 5,367